Unaudited Condensed Consolidated Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Unaudited Condensed Consolidated Statement of Stockholders' Equity (Deficit) [Abstract]
Gain on derivative instruments, income tax	$ 0
Net actuarial loss and prior service cost, income tax	$ 0